Issued share capital - Additional Information (Details) kr / shares in Units, € in Thousands, kr in Thousands			6 Months Ended
	May 30, 2025 EUR (€) shares	May 30, 2025 kr / shares kr / shares shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 DKK (kr) kr / shares shares
Issued share capital
Share capital issued			€ 47,143	kr 350,958
Par value per share | kr / shares		kr 1
Repurchase of treasury shares | €	€ 1,700		€ 1,716
Shares repurchased | shares	395,200
Average price per share | kr / shares		kr 49.9
Number of shares in entity held by entity | shares		478,345
Ordinary shares
Issued share capital
Number of share capital issued | shares			350,957,583	350,957,583
Par value per share | kr / shares				kr 1